FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of liabilities that are not measured at fair value (Details) - Not measured at fair value - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 289,415,424	$ 244,121,835
Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	249,503,805	211,619,686
Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	902,132	886,405
Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	189,052	763,325
Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	19,692,638	8,551,558
Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	18,776,819	21,696,836
Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	350,978	604,025
Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	7,714,800	11,673,618
Level 1 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	7,714,800	11,673,618
Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	49,889,125	32,075,227
Level 2 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	40,990,191	24,126,509
Level 2 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	8,898,934	7,948,718
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	231,811,499	200,372,990
Level 3 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	208,513,614	187,493,177
Level 3 | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	902,132	886,405
Level 3 | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	189,052	763,325
Level 3 | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	19,692,638	8,551,558
Level 3 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	2,163,085	2,074,500
Level 3 | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 350,978	$ 604,025